UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of February 28, 2014 (Unaudited)

Gateway International Fund

Shares	Description	Value (†)

Common Stocks* – 98.1% of Net Assets

	Australia – 7.8%
11,286	Amcor Ltd.(b)	$102,022
20,347	Aurizon Holdings Ltd.(b)	92,685
9,147	Australia & New Zealand Banking Group Ltd.(b)	262,980
8,521	BHP Billiton Ltd.(b)	292,258
11,499	Brambles Ltd.(b)	96,453
5,224	Commonwealth Bank of Australia(b)	348,914
1,878	CSL Ltd.(b)	121,279
8,867	National Australia Bank Ltd.(b)	275,754
3,835	Newcrest Mining Ltd.(b)	38,648
2,662	Orica Ltd.(b)	57,563
5,088	Origin Energy Ltd.(b)	65,752
11,286	Orora Ltd.	12,891
5,893	QBE Insurance Group Ltd.(b)	67,744
2,299	Recall Holdings Ltd.(c)	8,986
937	Rio Tinto Ltd.(b)	55,979
10,307	Suncorp Group Ltd.(b)	112,072
32,557	Telstra Corp. Ltd.(b)	146,873
3,315	Wesfarmers Ltd.(b)	127,293
16,988	Westfield Group(b)	156,037
2,001	Woodside Petroleum Ltd.(b)	67,873
3,910	Woolworths Ltd.(b)	126,029

		2,636,085

	Euro Zone – 30.9%
2,830	Accor S.A.(b)	144,285
1,833	Airbus Group NV(b)	134,684
1,831	Allianz SE, (Registered)(b)	326,532
2,029	Alstom S.A.(b)	54,596
2,834	Anheuser-Busch InBev NV(b)	296,420
26,032	Banco Bilbao Vizcaya Argentaria S.A.(b)	321,612
48,821	Banco Santander S.A.(b)(d)	440,689
3,132	BASF SE(d)	360,004
3,175	Bayer AG, (Registered)(b)	450,216
2,947	Belgacom S.A.(b)	88,654
3,910	BNP Paribas S.A.(b)	319,378
1,883	Bouygues S.A.(b)	75,790
728	Casino Guichard Perrachon S.A.(b)	82,466
3,818	Daimler AG, (Registered)(b)	355,177
2,604	Danone(b)	183,623
3,837	Deutsche Bank AG, (Registered)(b)	185,574
11,087	Deutsche Telekom AG(b)	187,562
9,201	E.ON AG(b)	175,193
2,431	Electricite de France S.A.(b)	96,451
10,315	ENI SpA(b)	247,628
15,801	ING Groep NV(b)(c)	229,463
79,447	Intesa Sanpaolo SpA(b)	245,725
2,428	Kone OYJ, Class B(b)	98,745
2,340	Koninklijke DSM NV(b)	149,309
5,211	Koninklijke Philips NV(b)	181,989

Shares	Description	Value (†)

Common Stocks* – continued

	Euro Zone – continued
2,491	Legrand S.A.(b)	$154,016
960	Linde AG(b)	198,700
1,005	LVMH Moet Hennessy Louis Vuitton S.A.(b)	185,836
11,053	Orange S.A.(b)	137,853
1,428	OSRAM Licht AG(b)(c)	96,933
1,049	Pernod-Ricard S.A.(b)	123,087
3,759	Sampo OYJ, A Shares(b)	190,209
3,456	Sanofi(b)(d)	359,458
3,723	SAP AG(b)(d)	299,449
2,119	Schneider Electric S.A.(b)	188,564
219	Schneider Electric S.A.	19,322
3,795	SCOR SE(b)	132,689
3,631	SES S.A.(b)	126,458
2,995	Siemens AG, (Registered)(d)	399,316
38,268	Snam SpA(b)	217,716
2,725	Societe Generale S.A.(b)	180,821
1,109	Sodexo(b)	118,127
108,463	Telecom Italia SpA(b)	94,962
17,736	Telefonica S.A.(b)(d)	271,189
1,352	Thales S.A.(b)	89,770
3,147	ThyssenKrupp AG(b)(c)	85,595
7,224	Total S.A.(b)(d)	468,687
1,749	Umicore S.A.(b)	85,906
8,553	Unilever NV(b)	338,227
3,850	Vinci S.A.(b)	287,116
717	Volkswagen AG(b)	182,704

		10,464,475

	Hong Kong – 3.9%
45,613	AIA Group Ltd.(b)	223,483
163,430	Bank of China Ltd., Class H(b)	68,822
37,655	China Construction Bank Corp., Class H(b)	25,943
656	China Mobile Ltd.(b)	6,222
10,471	China Shenhua Energy Co. Ltd., Class H(b)	28,570
13,185	CLP Holdings Ltd.(b)	102,934
28,820	CNOOC Ltd.(b)	47,182
5,719	Hang Seng Bank Ltd.(b)	92,774
9,715	Hong Kong Exchanges & Clearing Ltd.(b)	151,022
17,502	Hutchison Whampoa Ltd.(b)	236,421
14,074	Industrial & Commercial Bank of China Ltd., Class H(b)	8,461
16,657	MTR Corp. Ltd.(b)	60,490
32,139	PetroChina Co. Ltd., Class H(b)	33,943
1,662	Tencent Holdings Ltd.(b)	133,452
15,572	Wharf Holdings Ltd.(b)	108,972

		1,328,691

	Japan – 19.9%
4,183	Advantest Corp.(b)	45,574
2,249	Asahi Group Holdings Ltd.(b)	63,234
2,198	Astellas Pharma, Inc.(b)	142,872
3,386	Bridgestone Corp.(b)	122,461
3,561	Canon, Inc.(b)(d)	111,106
3,256	Chiyoda Corp.(b)	49,560

Shares	Description	Value (†)

Common Stocks* – continued

	Japan – continued
4,543	Coca-Cola West Co. Ltd.(b)	$84,333
3,159	Credit Saison Co. Ltd.(b)	69,549
4,625	Daiichi Sankyo Co. Ltd.(b)	79,930
1,378	Daikin Industries Ltd.(b)	79,396
3,087	Denso Corp.(b)	165,621
2,507	Dentsu, Inc.(b)	94,543
2,138	Eisai Co. Ltd.(b)	83,657
918	FANUC Corp.(b)(d)	159,809
240	Fast Retailing Co. Ltd.(d)	83,086
4,277	FUJIFILM Holdings Corp.(b)	123,346
1,885	Hamamatsu Photonics KK(b)	76,655
22,580	Hankyu Hanshin Holdings, Inc.(b)	124,078
3,423	Hitachi Construction Machinery Co. Ltd.(b)	66,711
5,943	Honda Motor Co. Ltd.(b)(d)	213,907
2,400	Idemitsu Kosan Co. Ltd.(b)	49,120
3,540	Japan Tobacco, Inc.(b)	112,748
2,116	JGC Corp.(b)	78,483
2,745	JTEKT Corp.(b)	45,945
15,671	Kaneka Corp.(b)	102,572
3,049	Kao Corp.(b)	104,990
2,204	KDDI Corp.(b)(d)	134,787
12,545	Keikyu Corp.(b)	105,417
4,093	Komatsu Ltd.(b)	86,545
2,227	Konami Corp.(b)	56,086
3,050	Kurita Water Industries Ltd.(b)	64,489
1,346	Kyocera Corp.(b)(d)	60,972
843	Lawson, Inc.(b)	58,615
6,424	Mitsubishi Corp.(b)	123,299
6,604	Mitsubishi Estate Co. Ltd.(b)	156,634
38,740	Mitsubishi UFJ Financial Group, Inc.(b)	224,485
18,162	Mitsubishi UFJ Lease & Finance Co. Ltd.(b)	93,051
8,056	Mitsui & Co. Ltd.(b)	124,190
4,487	Mitsui Fudosan Co. Ltd.(b)	134,129
2,593	Nikon Corp.(b)	47,601
18,783	Nomura Holdings, Inc.(b)	127,414
2,300	NTT Data Corp.(b)	95,491
7,375	NTT DOCOMO, Inc.	122,923
4,905	Ricoh Co. Ltd.(b)	61,785
2,322	Secom Co. Ltd.(b)	131,456
3,354	Seven & I Holdings Co. Ltd.(b)	126,114
1,648	Shin-Etsu Chemical Co. Ltd.(d)	93,601
3,158	Shionogi & Co. Ltd.(b)	68,615
3,437	Softbank Corp.(b)(d)	260,467
8,161	Sumitomo Corp.(b)	107,960
4,461	Sumitomo Metal Mining Co. Ltd.(b)	58,396
2,502	Sumitomo Realty & Development Co. Ltd.(b)	101,092
3,231	Suzuki Motor Corp.(b)	86,930
8,643	Taiyo Nippon Sanso Corp.(b)	64,981
2,506	Takeda Pharmaceutical Co. Ltd.(b)	120,431
1,630	TDK Corp.(b)	70,616
2,123	Terumo Corp.(b)	90,887
1,438	Tokyo Electron Ltd.(b)(d)	82,415
2,492	Toyo Suisan Kaisha Ltd.(b)	83,907

Shares	Description	Value (†)

Common Stocks* – continued

	Japan – continued
8,741	Toyota Motor Corp.(b)(d)	$503,071
3,241	Toyota Tsusho Corp.(b)	80,116
1,976	Trend Micro, Inc.(b)	66,479
6,289	Yamato Holdings Co. Ltd.(b)	130,566

		6,739,299

	Sweden – 3.7%
5,114	Atlas Copco AB, Class A(b)	143,375
3,633	Hennes & Mauritz AB, Series B(b)	163,596
3,406	Hexagon AB, B Shares(b)	120,636
15,791	Nordea Bank AB(b)	225,849
3,890	Svenska Cellulosa AB SCA, B Shares(b)	117,984
4,862	Swedbank AB, A Shares(b)	137,030
12,229	Telefonaktiebolaget LM Ericsson, Class B(b)	158,082
8,381	TeliaSonera AB(b)	64,513
8,196	Volvo AB, B Shares(b)	123,157

		1,254,222

	Switzerland – 9.5%
1,402	Aryzta AG(b)	116,915
1,661	Baloise Holding AG, (Registered)(b)	213,894
669	Kuehne & Nagel International AG, (Registered)(b)	95,494
8,619	Nestle S.A., (Registered)(b)(d)	651,124
6,715	Novartis AG, (Registered)(b)(d)	558,890
2,215	Roche Holding AG(b)(d)	681,999
750	Schindler Holding AG(b)	112,369
630	Sonova Holding AG, (Registered)(b)	88,939
500	Sulzer AG, (Registered)(b)	70,691
1,217	Swatch Group AG (The), (Registered)(b)	142,825
612	Swiss Life Holding AG, (Registered)(b)	152,225
1,579	Transocean Ltd.(b)	66,566
12,450	UBS AG, (Registered)(b)	266,342

		3,218,273

	United Kingdom – 21.9%
5,211	Anglo American PLC(b)	133,087
4,042	AstraZeneca PLC(b)	274,764
7,891	Babcock International Group PLC(b)	194,270
52,029	Barclays PLC(b)	219,176
10,182	BG Group PLC(b)	185,249
7,702	BHP Billiton PLC(b)	248,211
55,764	BP PLC(b)(d)	471,265
5,979	British American Tobacco PLC(d)	325,924
36,892	BT Group PLC(b)	253,737
6,088	Bunzl PLC(b)	160,244
31,918	Centrica PLC(b)	170,458
2,059	Croda International PLC(b)	87,559
8,943	Diageo PLC(b)	280,828
15,158	GlaxoSmithKline PLC(b)(d)	424,570
30,129	Glencore Xstrata PLC(b)	165,913
48,501	HSBC Holdings PLC(d)	511,880
168,373	Lloyds Banking Group PLC(b)(c)	232,523
18,147	Meggitt PLC(b)	152,870

Shares	Description	Value (†)

Common Stocks* – continued

	United Kingdom – continued
14,935	Melrose Industries PLC	$82,016
23,211	National Grid PLC(b)	324,797
8,918	Prudential PLC(b)	201,928
2,741	Reckitt Benckiser Group PLC(b)	225,486
4,185	Rio Tinto PLC(d)	239,971
15,351	Royal Dutch Shell PLC, A Shares(b)(d)	558,854
3,676	SABMiller PLC(b)	180,019
9,481	Standard Chartered PLC(b)	200,697
32,304	Tesco PLC(b)	177,886
4,577	Unilever PLC(b)	187,199
70,861	Vodafone Group PLC	295,273
11,567	WPP PLC(b)	253,344

		7,419,998

	United States – 0.5%
3,417	Verizon Communications, Inc.	161,598

	Total Common Stocks (Identified Cost $27,859,797)	33,222,641

Contracts

Purchased Options(e) – 0.3%
1,125	On iShares MSCI EAFE ETF, Put expiring March 22, 2014 at 60.00	6,750
1,440	On iShares MSCI EAFE ETF, Put expiring April 19, 2014 at 59.00	22,320
910	On iShares MSCI EAFE ETF, Put expiring April 19, 2014 at 61.00	20,020
750	On iShares MSCI EAFE ETF, Put expiring May 17, 2014 at 61.00	31,125
650	On iShares MSCI EAFE ETF, Put expiring May 17, 2014 at 62.00	31,850

	Total Purchased Options (Identified Cost $210,565)	112,065

Principal Amount

Short-Term Investments – 2.5%
$831,311	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2014 at 0.000% to be repurchased at $831,311 on 3/03/2014 collateralized by $845,000 Federal National Mortgage Association, 1.670% due 11/20/2018 valued at $848,169 including accrued interest(f) (Identified Cost $831,311)	831,311

	Total Investments – 100.9% (Identified Cost $28,901,673)(a)	34,166,017
	Other assets less liabilities – (0.9)%	(294,114)

	Net Assets – 100.0%	$33,871,903

Contracts	Description	Value (†)

Written Options(e) – (2.2%)
620	On iShares MSCI EAFE ETF, OTC Call expiring March 14, 2014 at 66.50(g)	$(80,951)
778	On iShares MSCI EAFE ETF, OTC Call expiring March 22, 2014 at 64.00(g)	(284,405)
864	On iShares MSCI EAFE ETF, OTC Call expiring March 22, 2014 at 67.00(g)	(96,279)
751	On iShares MSCI EAFE ETF, OTC Call expiring March 22, 2014 at 68.00(g)	(42,963)
638	On iShares MSCI EAFE ETF, OTC Call expiring March 28, 2014 at 68.00(g)	(43,119)
621	On iShares MSCI EAFE ETF, OTC Call expiring April 04, 2014 at 68.00(g)	(49,798)
603	On iShares MSCI EAFE ETF, OTC Call expiring April 19, 2014 at 66.00(g)	(139,114)

	Total Written Options (Premiums Received $483,662)	$(736,629)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Over-the-counter (“OTC”) options on exchange-traded funds (“ETFs”) are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Options on ETFs not priced through an independent pricing service are valued based on quotations obtained from broker-dealers. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

At February 28, 2014, approximately 97% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities or options.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

*	Common stocks are grouped by geographical regions that correspond to the markets underlying the iShares MSCI EAFE ETFs on which the Fund writes call options and buys put options.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At February 28, 2014, the net unrealized appreciation on investments based on a cost of $28,901,673 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,943,689
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(679,345)

Net unrealized appreciation	$5,264,344

At November 30, 2013, the Fund had a short-term capital loss carryforward of $4,990,857 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open outstanding call options.
(c)	Non-income producing security.
(d)	All or a portion of this security has been pledged as collateral for outstanding call options.
(e)	The Fund’s investment strategy makes use of exchange-traded and over-the-counter (“OTC”) index options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. When the Fund enters into OTC index options, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.
(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(g)	Counterparty is UBS AG.

ETF	Exchange Traded Fund

OTC	Over-the-Counter

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*
Australia	$21,877	$2,614,208	$—	$2,636,085
All Other Common Stocks*	—	30,586,556	—	30,586,556

Total Common Stocks	21,877	33,200,764	—	33,222,641

Purchased Options*	112,065	—	—	112,065
Short-Term Investments	—	831,311	—	831,311

Total	$133,942	$34,032,075	$—	$34,166,017

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$ (736,629)	$—	$(736,629)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $84,562 was transferred from Level 1 to Level 2 during the period ended February 28, 2014. At February 28, 2014, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options contracts.

The Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks of non-U.S. companies, including, but not limited to, Australia, the United Kingdom, the Euro Zone, Hong Kong, Japan and Switzerland, while also writing call options and buying put options on one or more non-U.S. equity indices, including options on ETFs that seek to replicate the performance of such indices. Writing call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. Buying put options can protect the Fund from a significant market decline that may occur over a short period of time. The value of a put option generally increases as stock prices (and the value of the index or ETF) decrease and decreases as those stocks (and the index or ETF) increase in price. The Fund typically sells call options and buys put options on market indices or index-tracking ETFs that represent a significant portion of the capitalization in each of the markets in international developed equity markets. The combination of the diversified stock portfolio, the steady cash flow from writing call options and the downside protection from purchased put options is intended to provide the Fund with the majority of the returns associated with international developed equity market investments while exposing investors to less risk than other such investments. During the period ended February 28, 2014, the Fund used written call options and purchased put options in accordance with this objective.

The following is a summary of derivative instruments for the Fund, as of February 28, 2014:

Assets	Investments at value[1]
Exchange traded/cleared asset derivatives
Equity contracts	$112,065

Liabilities	Options written at value
Over-the-counter liability derivatives
Equity contracts	$(736,629)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including options, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of February 28, 2014, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(736,629)	$8,156,730

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. This risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

Additionally, cash or securities held at or pledged to counterparties as collateral may be subject to bankruptcy court proceedings. As of February 28, 2014, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities pledged to counterparties as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $8,156,730 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $7,420,101.

Industry Summary at February 28, 2014 (Unaudited)

Commercial Banks	12.8%
Pharmaceuticals	9.6
Oil, Gas & Consumable Fuels	6.6
Insurance	4.8
Food Products	4.6
Diversified Telecommunication Services	4.1
Automobiles	4.0
Metals & Mining	3.9
Chemicals	3.5
Machinery	3.1
Beverages	3.0
Wireless Telecommunication Services	2.4
Industrial Conglomerates	2.4
Food & Staples Retailing	2.1
Other Investments, less than 2% each	31.5
Short-Term Investments	2.5

Total Investments	100.9
Other assets less liabilities (including open written options)	(0.9)

Net Assets	100.0%

Country of Risk Summary at February 28, 2014 (Unaudited)

United Kingdom	20.0%
Japan	19.9
France	10.4
Switzerland	9.8
Germany	9.8
Australia	7.8
Netherlands	4.3
Sweden	3.7
Spain	3.0
Hong Kong	2.6
Italy	2.4
Other Investments, less than 2% each	4.7
Short-Term Investments	2.5

Total Investments	100.9
Other assets less liabilities (including open written options)	(0.9)

Net Assets	100.0%

Currency Exposure Summary at February 28, 2014 (Unaudited)

Euro	30.9%
British Pound	21.9
Japanese Yen	19.9
Swiss Franc	9.5
Australian Dollar	7.8
Hong Kong Dollar	3.9
Swedish Krona	3.7
United States Dollar	3.3

Total Investments	100.9
Other assets less liabilities (including open written options)	(0.9)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 22, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	April 22, 2014